Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
The table below provides investors with standardized data on executive compensation in a format prescribed by the SEC and that is intended to be easier to link to company performance than the amounts already disclosed in the Summary Compensation Table (“
SCT
”) and CD&A. “Executive compensation actually paid” (“
CAP
”) is based on the SCT
total compensation figure, but adjusted to reflect the change in actual value of outstanding stock awards (e.g., stock options and restricted equity units).

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions)	Core PPNR (Company- Selected Measure) ($ in millions)
					UMB Financial Corporation	S&P 500 Bank Index

2022	$5,428,579	$3,837,418	$1,626,806	$1,260,086	$128.34	$94.38	$431.7	$510.3

2021	$4,975,063	$10,809,136	$1,408,473	$2,322,534	$160.35	$116.82	$353.0	$438.1

2020	$4,655,997	$6,346,146	$1,401,075	$1,581,586	$102.75	$86.25	$286.5	$350.8

(1)
In all the years in question, Mr. Kemper served as CEO. During 2022, our other NEOs consisted of Messrs. Shankar, Rine and Newton and Ms. Johnson. During 2021 and 2020, our other NEOs consisted of Messrs. Shankar, Rine and James Cornelius and Ms. Johnson.

(2)	To calculate CAP, the following amounts were deducted from and added to SCT total compensation :
PEO SCT Total CAP Reconciliation:

Year	SCT Total	Deductions From SCT Total i	Additions To SCT Total ii	CAP

2022	$5,428,579	$2,499,964	$908,803	$3,837,418

2021	$4,975,063	$1,999,885	$7,833,958	$10,809,136

2020	$4,655,997	$1,999,970	$3,690,119	$6,346,146
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation

Year	SCT Total	Deductions From SCT Total i	Additions To SCT Total ii	CAP

2022	$1,626,806	$607,439	$240,719	$1,260,086

2021	$1,408,473	$363,992	$1,278,053	$2,322,534

2020	$1,401,075	$451,777	$632,288	$1,581,586

i.	Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table.

ii.
Reflects the value of equity calculated in accordance with SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2022 is further detailed in the table below.

PEO Equity Component of CAP for FY 2022

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2022	Change in Value Of Prior Years’ Awards Unvested at 12/31/2022	Change in Value Of Prior Years’ Awards That Vested in FY 2022	Equity Value Included in CAP

PSUs	$2,129,990	$(1,484,660)	$(76,861)	$568,469

RSUs	$811,397	$(436,853)	$(34,210)	$340,334

Total	$2,941,387	$(1,921,513)	$(111,071)	$908,803
Non-PEO NEOs Equity Component CAP for FY 2022

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2022	Change in Value Of Prior Years’ Awards Unvested at 12/31/2022	Change in Value Of Prior Years’ Awards That Vested in FY 2022	Equity Value Included in CAP

PSUs	$535,379	$(326,764)	$(8,216)	$200,399

RSUs	$115,508	$(67,732)	$(7,456)	$40,320

Total	$650,887	$(394,496)	$(15,672)	$240,719
As illustrated by the tables above, the fluctuations in the Company’s stock price significantly impacts the CAP. While the Company’s stock price should increase or decrease in tandem with the Company’s performance, that is not always the case. Many factors can impact the Company’s stock
price which may not be directly, indirectly or related
 at all to the Company’s performance including, and without limitation, trading volume in the Company’s common stock, the individual decisions of investors and general economic and market conditions, and the impact of banking, antitrust or corporate laws, all of which the Company and the NEOs have no control over.

Company Selected Measure Name	Core PPNR
Named Executive Officers, Footnote [Text Block]	In all the years in question, Mr. Kemper served as CEO. During 2022, our other NEOs consisted of Messrs. Shankar, Rine and Newton and Ms. Johnson. During 2021 and 2020, our other NEOs consisted of Messrs. Shankar, Rine and James Cornelius and Ms. Johnson.
PEO Total Compensation Amount	$ 5,428,579	$ 4,975,063	$ 4,655,997
PEO Actually Paid Compensation Amount	$ 3,837,418	10,809,136	6,346,146
Adjustment To PEO Compensation, Footnote [Text Block]
PEO SCT Total CAP Reconciliation:

Year	SCT Total	Deductions From SCT Total i	Additions To SCT Total ii	CAP

2022	$5,428,579	$2,499,964	$908,803	$3,837,418

2021	$4,975,063	$1,999,885	$7,833,958	$10,809,136

2020	$4,655,997	$1,999,970	$3,690,119	$6,346,146
PEO Equity Component of CAP for FY 2022

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2022	Change in Value Of Prior Years’ Awards Unvested at 12/31/2022	Change in Value Of Prior Years’ Awards That Vested in FY 2022	Equity Value Included in CAP

PSUs	$2,129,990	$(1,484,660)	$(76,861)	$568,469

RSUs	$811,397	$(436,853)	$(34,210)	$340,334

Total	$2,941,387	$(1,921,513)	$(111,071)	$908,803

Non-PEO NEO Average Total Compensation Amount	$ 1,626,806	1,408,473	1,401,075
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,260,086	2,322,534	1,581,586
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation

Year	SCT Total	Deductions From SCT Total i	Additions To SCT Total ii	CAP

2022	$1,626,806	$607,439	$240,719	$1,260,086

2021	$1,408,473	$363,992	$1,278,053	$2,322,534

2020	$1,401,075	$451,777	$632,288	$1,581,586

Non-PEO NEOs Equity Component CAP for FY 2022

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2022	Change in Value Of Prior Years’ Awards Unvested at 12/31/2022	Change in Value Of Prior Years’ Awards That Vested in FY 2022	Equity Value Included in CAP

PSUs	$535,379	$(326,764)	$(8,216)	$200,399

RSUs	$115,508	$(67,732)	$(7,456)	$40,320

Total	$650,887	$(394,496)	$(15,672)	$240,719

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Tabular Disclosure of the Company’s Important Financial Measures
The following four financial performance measures represent, in the Company’s opinion, the most import financial performance measures used by the Company to link each NEO’s compensation to the Company’s performance. Each of the listed financial measures (collectively, the “
Financial Measures
”) is either used to determine the value of the STIP
 pool for short-term incentive compensation or the amount of long-term compensation under the LTIP. More information regarding the four
performance measures, adjustments the
Committee may make to the Company’s reported GAAP earnings per share, the actual mix of all four measures for each participant, the purposes of our compensation programs, the portion of compensation “at risk” for each of the
NEOs and other related information can be found in the CD&A contained earlier in this Proxy Statement.

Core Pre-Provision Net Revenue (“Core PPNR”)—a Short-Term Incentive Compensation Plan Financial Measure	Net Charge-Offs Divided by Average Loans (“NCOs”)—a Short-Term Incentive Compensation Plan Financial Measure
Earnings per Share (“EPS”)—a Long-Term Incentive Program Financial Measure	Average Return on Tangible Common Equity (“ROTCE”) over the Three-Year Performance Period—a Long-Term Incentive Program Financial Measure
The Company believes that Core PPNR is the most important financial performance measure tied to executive compensation. Core PPNR is used to determine 80 percent of the funding pool for the annual STIP and most appropriately reflects the Company’s overall performance over the short-term.

Total Shareholder Return Amount	$ 128.34	160.35	102.75
Peer Group Total Shareholder Return Amount	94.38	116.82	86.25
Net Income (Loss)	$ 431,700,000	$ 353,000,000	$ 286,500,000
Company Selected Measure Amount	510.3	438.1	350.8
PEO Name	Mr. Kemper
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core PPNR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	NCOs
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	EPS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	ROTCE
PEO [Member] | Deductions From SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,499,964)	$ (1,999,885)	$ (1,999,970)
PEO [Member] | Additions To SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	908,803	7,833,958	3,690,119
PEO [Member] | Fair Value of Current Year Equity Award PSUs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	2,129,990
PEO [Member] | Fair Value of Current Year Equity Award RSUs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	811,397
PEO [Member] | Fair Value of Current Year Equity Award [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	2,941,387
PEO [Member] | Change in Value Of Prior Years Awards Unvested PSUs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(1,484,660)
PEO [Member] | Change in Value Of Prior Years Awards Unvested RSUs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(436,853)
PEO [Member] | Change in Value Of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(1,921,513)
PEO [Member] | Change in Value Of Prior Years Awards That Vested PSUs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(76,861)
PEO [Member] | Change in Value Of Prior Years Awards That Vested RSUs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(34,210)
PEO [Member] | Change in Value Of Prior Years Awards That Vested [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(111,071)
PEO [Member] | Equity Value Included in CAP PSUs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	568,469
PEO [Member] | Equity Value Included in CAP RSUs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	340,334
PEO [Member] | Equity Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	908,803
Non-PEO NEO [Member] | Deductions From SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(607,439)	(363,992)	(451,777)
Non-PEO NEO [Member] | Additions To SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	240,719	$ 1,278,053	$ 632,288
Non-PEO NEO [Member] | Fair Value of Current Year Equity Award PSUs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	535,379
Non-PEO NEO [Member] | Fair Value of Current Year Equity Award RSUs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	115,508
Non-PEO NEO [Member] | Fair Value of Current Year Equity Award [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	650,887
Non-PEO NEO [Member] | Change in Value Of Prior Years Awards Unvested PSUs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(326,764)
Non-PEO NEO [Member] | Change in Value Of Prior Years Awards Unvested RSUs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(67,732)
Non-PEO NEO [Member] | Change in Value Of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(394,496)
Non-PEO NEO [Member] | Change in Value Of Prior Years Awards That Vested PSUs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(8,216)
Non-PEO NEO [Member] | Change in Value Of Prior Years Awards That Vested RSUs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(7,456)
Non-PEO NEO [Member] | Change in Value Of Prior Years Awards That Vested [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(15,672)
Non-PEO NEO [Member] | Equity Value Included in CAP PSUs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	200,399
Non-PEO NEO [Member] | Equity Value Included in CAP RSUs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	40,320
Non-PEO NEO [Member] | Equity Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	$ 240,719